Income Taxes - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statements [Line Items]
Tax expense	€ 26,162	€ 27,050	[1]
Italian corporate income tax expense (IRES)	23,993	24,849
Italian regional income tax expense (IRAP)	€ 2,169	€ 2,201
Average effective tax rate	33.40%	56.30%
Parent Company
Statements [Line Items]
Applicable IRAP rate	5.57%	5.57%
Other Italian Entities
Statements [Line Items]
Applicable IRAP rate	3.90%	3.90%

[1]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.